Tradr 2X Long TLT Monthly ETF

SCHEDULE OF INVESTMENTS

As of December 31, 2024 (Unaudited)

Value

Other Assets in Excess of Liabilities — 100.0%	$1,183,600
TOTAL NET ASSETS — 100.0%	$1,183,600

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Cowen	iShares 20+ Year Treasury Bond ETF	Receive	5.33% (OBFR01* + 100bps)	At Maturity	5/1/25	$797,809	$-	$(186,940)
Clear Street	iShares 20+ Year Treasury Bond ETF	Receive	5.33% (OBFR01* + 100bps)	At Maturity	11/4/25	1,858,311	-	$(412,726)
TOTAL EQUITY SWAP CONTRACTS								$(599,666)

*	OBFR01 - Overnight Bank Funding Rate, 4.33% as of December 31, 2024.